Dividends	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Dividends

9. Dividends

	2021		2020		2019
	cents per share	$m	cents per share	$m	cents per share	$m
Paid during the year
Final (declared for previous year)	–	–	–	–	78.1	139
Interim	–	–	–	–	39.9	72
Special (note 29)	–	–	–	–	262.1	510
	–	–	–	–	380.1	721
The final dividend of 85.9¢ per ordinary share (amounting to $157m) is proposed for approval at the AGM on 6 May 2022. No dividends were paid in 2021 or 2020.